PRIVATE PLACEMENT (Details) - Private Placement Warrants [Member] - USD ($)	Oct. 02, 2020	Mar. 31, 2021	Dec. 31, 2020
Private Placement Warrants [Abstract]
Warrants issued (in shares)	6,600,000
Share price (in dollars per share)	$ 1.00
Gross proceeds from issuance of warrants	$ 6,600,000
Class A Common Stock [Member]
Private Placement Warrants [Abstract]
Number of securities called by each warrant (in shares)		1	1
Warrants exercise price (in dollars per share)		$ 11.50	$ 11.50